Description of Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Feb. 24, 2022
Class A Common Stock [Member]
Description of Business (Details) [Line Items]
Investor shares (in Dollars)		$ 40,000
Issued and outstanding percentage	100.00%
Class B Common Stock [Member]
Description of Business (Details) [Line Items]
Issued and outstanding percentage	100.00%
Converted stock (in Shares)	15,518,705
Business Combination [Member]
Description of Business (Details) [Line Items]
Business combination, description	Immediately prior to the Closing, the following transactions occurred: ●8,000,000 shares of FOXO Technologies Operating Company Series A preferred stock (the “FOXO Preferred Stock”) were exchanged for 8,000,000 shares of FOXO Class A Common Stock. ●The 2021 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $24,402 were converted into 6,759,642 shares of FOXO Class A Common Stock. ●The holders of the 2022 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $34,496 were converted into 7,810,509 shares of FOXO Class A Common Stock.